united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Affinity World Leaders Equity ETF

WLDR

October 31, 2023

Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

LETTER TO SHAREHOLDERS OF THE AFFINITY WORLD LEADERS (WLDR)
November 2023

Dear Shareholders,

The Affinity World Leaders Equity ETF (“WLDR ETF” or the “Fund”) (ticker: WLDR) returned +9.60% over the 12-month period ending October 31, 2023. This period served as a compelling testament to the effectiveness of the U.S. Federal Reserve’s (“Federal Reserve”) actions in addressing the issue of inflation. Nevertheless, it leaves us with the ongoing question of when and to what extent we will reach the conclusion of these actions, and whether a recession is looming on the horizon.

The year 2023 commenced with a remarkable resurgence in the values of large-cap growth technology stocks. This resurgence was not entirely unexpected, especially considering the substantial declines observed in names such as META, which had plummeted by nearly 75% from its previous year’s peaks. Growth stocks possess inherent “duration” characteristics, which explain their underperformance during the Federal Reserve’s substantial interest rate hikes, the most significant in decades. However, this resurgence was largely triggered by the market’s shift from rampant inflation concerns and an ever-expanding money supply to the apprehension of a severe recession. This shift was a consequence of the Federal Reserve’s rate hikes and quantitative tightening measures that had concrete and measurable impacts on inflation data. A crash and burn recession would force the Federal Reserve from not only ending rate hikes but to even lower them, and this narrative drove growth stocks to rally back.

In the WLDR ETF, most of the countries in which the Fund had invested experienced positive returns for the fiscal year. The performance of U.S. equities held within the WLDR ETF lagged behind the top-performing large-cap momentum stocks like Nvidia and Meta, which boasted above-average price-earnings valuations. However, stock selection within Japan, Singapore, Italy, France, and Canada outperformed the broader global market. In terms of sectors, capital goods stocks delivered the highest returns, while the energy and consumer durables sectors continued to contribute positively during this period. This suggests that the anticipated global recession may not be as imminent as some experts had predicted.

International value stocks continued to outperform growth stocks during this period, which contrasts with the situation in the United States. At present, the yield curve is flattening, possibly aligning itself with a more typical environment of rising interest rates. A less-discussed phenomenon is the return to fixed income investments, marking a genuine return to a real rate of return, which has been infrequent over the past decade or more. This could have positive implications for the risk and return dynamics of investment portfolios.

Today, investor attention has shifted towards assessing the quality of corporate earnings and monitoring the real-time impacts of what can only be described as an economic deceleration. Inflation has transitioned from a primary concern for the Federal Reserve to an evaluation of the ramifications of its tightening measures and the potential onset of a “slowdown” or even a deep recession. As of the time of this report, the markets appear to be cautiously approaching the concept of a soft landing, and concerns about an impending recession have lessened compared to earlier in the year.

On behalf of the entire team at Affinity, we extend our heartfelt appreciation to our shareholders for your steadfast support. We eagerly anticipate further opportunities to connect with you in the near future.

Gregory R. Lai, CFA

CEO & Founder

The information contained in this letter represents the opinion of Affinity Investment Advisors, LLC and should not be construed as personalized or individualized investment advice. The analysis and opinions expressed in this report are subject to change without notice. Past performance is no guarantee of future results. The Affinity World Leaders Equity ETF does not invest in derivative securities and was managed consistently with its stated objectives and investment strategy detailed in the Fund’s prospectus during the reporting period. The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

5140 Birch Street, Suite 300 | Newport Beach CA 92660 | Tel 949 660-6373 | www.affinityinvestment.com

4192-NLD-11142022

Affinity World Leaders Equity ETF

PORTFOLIO REVIEW (Unaudited)

October 31, 2023

Average Annual Total Return through October 31, 2023*, as compared to its benchmark:

	1 Year	5 Year	Since Inception ****
	Return	Return	through October 31, 2023
Affinity World Leaders Equity ETF - NAV	9.60%	5.14%	2.70%
Affinity World Leaders Equity ETF - Market Price	8.55%	4.84%	2.56%
MSCI World Index **	10.48%	8.27%	5.94%
Thomson Reuters StarMine Affinity World Leaders Total Return Index ***	10.99%	6.49%	3.92%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2024, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement was made. Without waiver and/or reimbursement the gross expenses and fees of the Fund are 1.16% per the most recent prospectus dated March 1, 2023. The expense limit in effect prior to its expiration on February 28, 2021 was 0.47%. The Fund’s adviser and Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”) have agreed that Affinity will reimburse all Fund expenses directly. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Thomson Reuters StarMine Affinity World Leaders Total Return Index (“TRSAWL Index”) consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index consists of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund’s portfolio holdings may differ significantly from the securities held in the TRSAWL Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	As of the close of business on the day of commencement of trading January 16, 2018.

Comparison of the Change in Value of a $10,000 Investment

Affinity World Leaders Equity ETF

PORTFOLIO REVIEW (Unaudited) (Continued)

October 31, 2023

Portfolio Composition as of Ocotber 31, 2023:

Geographic Region	Percentage of Net Assets	Sector Classification	Percentage of Net Assets
United States	65.3%	Technology Hardware	12.3%
Japan	8.7%	Health Care Facilities & Services	6.9%
United Kingdom	5.2%	Biotech & Pharma	5.6%
Italy	3.2%	Software	5.3%
Singapore	2.9%	Banking	6.4%
France	2.4%	Insurance	5.1%
Netherlands	2.2%	Oil & Gas Producers	5.6%
Germany	2.0%	Internet Media & Services	4.1%
Bermuda	1.6%	Retail - Discretionary	5.4%
Guernsey	1.5%	Technology Services	5.5%
Other	4.2%	Other	36.9%
Other Assets in Excess of Liabilities	0.8%	Other Assets in Excess of Liabilities	0.8%
	100.0%		100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2%
	Bermuda - 1.6%
28,716	Aegon Ltd.	$139,310
351	Everest Re Group Ltd.	138,863
692	RenaissanceRe Holdings Ltd.	151,956
		430,129
	Canada - 0.9%
3,434	Open Text Corporation	114,696
5,552	Power Corp of Canada	133,759
		248,455
	Cayman Islands - 0.3%
14,434	CK Asset Holdings Ltd.	72,122

	France - 2.4%
5,119	Carrefour S.A.	89,822
3,636	Engie S.A.	57,736
11,862	Orange S.A.	139,472
646	Publicis Groupe S.A.	49,033
3,341	TotalEnergies SE	223,463
724	Vinci S.A.	80,055
		639,581
	Germany - 2.0%
1,600	Bayerische Motoren Werke A.G.	148,384
15,405	Commerzbank A.G.	165,479
3,301	Daimler Truck Holding A.G.	103,477
4,506	E.ON S.E.	53,505
2,828	Fresenius S.E. & Company KGaA	72,548
		543,393
	Guernsey - 1.5%
5,001	Amdocs Ltd.	400,880

	Ireland - 0.5%
16,087	Bank of Ireland Group PLC	143,862

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Israel - 0.8%
26,002	Teva Pharmaceutical Industries Ltd. - ADR(a)	$223,097

	Italy - 3.2%
7,436	Assicurazioni Generali SpA	147,516
10,658	Enel SpA	67,542
10,770	Eni SpA	175,849
70,516	Intesa Sanpaolo SpA	183,324
2,726	Prysmian SpA	101,810
7,398	UniCredit SpA	184,970
		861,011
	Japan - 8.7%
2,484	ANA Holdings, Inc.(a)	48,377
6,984	Canon, Inc.	163,617
16,934	Honda Motor Company Ltd.	168,307
11,950	Inpex Corporation	172,066
2,200	ITOCHU Corporation	77,985
5,614	Japan Tobacco, Inc.	130,410
6,984	JFE Holdings, Inc.	96,046
4,380	Komatsu Ltd.	100,069
3,889	Marubeni Corporation	55,882
16,834	Mitsubishi Chemical Holdings Corporation	94,190
1,693	Mitsubishi Corporation	77,683
1,534	Mitsubishi Heavy Industries Ltd.	77,846
25,095	Mitsubishi UFJ Financial Group, Inc.	208,111
1,917	Mitsui OSK Lines Ltd.	49,109
4,664	Nippon Steel Corporation	99,449
2,057	Nippon Yusen KK	49,900
1,634	Nitto Denko Corporation	104,385
6,784	Otsuka Holdings Company Ltd.	226,021
15,500	Panasonic Holdings Corporation	133,858
7,557	Sekisui House Ltd.	146,528
950	Toyota Tsusho Corporation	49,551
		2,329,390

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Netherlands - 2.2%
1,644	AerCap Holdings N.V.(a)	$102,125
3,270	Koninklijke Ahold Delhaize N.V.	96,899
4,570	Koninklijke Philips N.V.(a)	86,564
1,559	LyondellBasell Industries N.V., Class A	140,684
9,307	Stellantis N.V.	173,355
		599,627
	Singapore - 2.9%
29,684	Flex Ltd.(a)	763,472

	Spain - 1.3%
364	Aena SME S.A.	52,680
22,488	Banco Bilbao Vizcaya Argentaria S.A.	176,638
3,175	Industria de Diseno Textil S.A.	109,373
		338,691
	Sweden - 0.4%
5,773	Volvo A.B., B Shares	114,239

	United Kingdom - 5.2%
4,554	British American Tobacco plc	135,817
92,772	BT Group PLC	127,121
22,445	Centrica plc	42,907
1,665	Coca-Cola Europacific Partners plc	97,419
2,157	Compass Group PLC	54,342
14,254	GSK plc	252,465
28,315	HSBC Holdings PLC	203,818
5,673	Imperial Brands plc	120,721
549	InterContinental Hotels Group plc	38,764
1,467	Rio Tinto plc - ADR	94,387
43,825	Rolls-Royce Holdings plc(a)	114,723
28,238	Tesco plc	92,555
		1,375,039
	United States - 65.3%
4,027	Akamai Technologies, Inc.(a)	416,110
1,001	Albemarle Corporation	126,907

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 65.3% (Continued)
7,313	Albertsons Companies, Inc., Class A	$158,692
3,053	Altria Group, Inc.	122,639
1,131	Amgen, Inc.	289,197
1,498	Archer-Daniels-Midland Company	107,212
244	AutoZone, Inc.(a)	604,420
1,445	Berkshire Hathaway, Inc., Class B(a)	493,222
8,663	Best Buy Company, Inc.	578,862
64	Booking Holdings, Inc.(a)	178,532
1,370	Builders FirstSource, Inc.(a)	148,672
1,833	Cadence Design Systems, Inc.(a)	439,645
2,688	Cardinal Health, Inc.	244,608
3,609	Carrier Global Corporation	172,005
926	Caterpillar, Inc.	209,322
808	Cencora, Inc.	149,601
2,147	Centene Corporation(a)	148,100
625	Cigna Group (The)	193,250
232	Cintas Corporation	117,652
6,383	Cognizant Technology Solutions Corporation, Class A	411,512
6,620	Comcast Corporation, Class A	273,340
2,576	CVS Health Corporation	177,770
11,815	Dell Technologies, Inc., Class C	790,541
2,625	Discover Financial Services	215,460
9,905	eBay, Inc.	388,573
424	Elevance Health, Inc.	190,838
612	FedEx Corporation	146,941
2,037	Fidelity National Information Services, Inc.	100,037
390	FleetCor Technologies, Inc.(a)	87,816
14,877	Ford Motor Company	145,051
3,689	Gilead Sciences, Inc.	289,734
649	HCA Healthcare, Inc.	146,765
1,989	Henry Schein, Inc.(a)	129,245
47,199	Hewlett Packard Enterprise Company	725,921
6,579	Host Hotels & Resorts, Inc.	101,843
3,305	International Business Machines Corporation	478,035

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 65.3% (Continued)
2,038	International Paper Company	$68,742
5,910	Jabil, Inc.	725,748
3,301	JPMorgan Chase & Company	459,037
1,513	Lennar Corporation, Class A	161,407
6,835	Live Nation Entertainment, Inc.(a)	546,937
2,087	Marathon Petroleum Corporation	315,659
584	McKesson Corp.	265,930
3,036	Meta Platforms, Inc., Class A(a)	914,656
4,301	MGM Resorts International	150,191
1,642	Molson Coors Beverage Company, Class B	94,858
5,711	NiSource, Inc.	143,689
3,597	NRG Energy, Inc.	152,441
2,421	PACCAR, Inc.	199,805
1,721	Philip Morris International, Inc.	153,444
2,711	Phillips 66	309,244
2,229	PulteGroup, Inc.	164,032
1,048	Quest Diagnostics, Inc.	136,345
1,778	Regency Centers Corporation	107,142
984	Reinsurance Group of America, Inc.	147,078
279	Reliance Steel & Aluminum Company	70,972
1,198	Simon Property Group, Inc.	131,648
721	Snap-on, Inc.	185,975
7,851	Synchrony Financial	220,221
953	Synopsys, Inc.(a)	447,376
2,277	T Rowe Price Group, Inc.	206,069
3,499	United Airlines Holdings, Inc.(a)	122,500
248	United Rentals, Inc.	100,755
2,362	Valero Energy Corporation	299,974
24,716	Viatris, Inc.	219,972
3,887	VICI Properties, Inc.	108,447
4,518	Vistra Corporation	147,829
1,838	Walmart, Inc.	300,348
		17,476,541

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Fair Value

TOTAL COMMON STOCKS (Cost $25,306,199)	$26,559,529

TOTAL INVESTMENTS - 99.2% (Cost $25,306,199)	$26,559,529
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	203,275
NET ASSETS - 100.0%	$26,762,804

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023

ASSETS
Investment securities:
At cost	$25,306,199
At fair value	$26,559,529
Cash	153,947
Foreign cash, (cost $273)	275
Dividends receivable	116,359
Prepaid expenses and other assets	8,490
TOTAL ASSETS	26,838,600

LIABILITIES
Investment advisory fees payable	22,048
Payable to related parties	18,771
Accrued expenses and other liabilities	34,977
TOTAL LIABILITIES	75,796
NET ASSETS	$26,762,804

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$28,442,435
Accumulated losses	(1,679,631)
NET ASSETS	$26,762,804

Net Asset Value Per Share:
Shares:
Net assets	$26,762,804
Shares of beneficial interest outstanding (a)	1,100,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.33

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2023

INVESTMENT INCOME
Dividends (net of $63,249 in foreign dividend tax withheld)	$980,879
TOTAL INVESTMENT INCOME	980,879

EXPENSES
Investment advisory fees	169,059
Administrative services fees	69,059
Custodian fees	38,687
Legal fees	23,962
Audit fees	20,194
Compliance officer fees	19,685
Transfer agent fees	18,432
Trustees’ fees and expenses	15,920
Printing and postage expenses	15,587
Insurance expense	1,905
Other expenses	6,528
TOTAL EXPENSES	399,018
Less: Fees waived and expenses reimbursed by the Adviser	(158,154)
NET EXPENSES	240,864

NET INVESTMENT INCOME	740,015

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments and foreign currency transactions	1,455,126
Net realized gain from redemptions in-kind	1,502,236
Net change in unrealized appreciation on investments and foreign currency translations	79,829
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,037,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,777,206

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
FROM OPERATIONS
Net investment income	$740,015	$804,313
Net realized gain (loss) from investments and foreign currency transactions	1,455,126	(4,437,668)
Net realized gain from redemptions in-kind	1,502,236	403,746
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	79,829	(953,094)
Net increase (decrease) in net assets resulting from operations	3,777,206	(4,182,703)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(755,120)	(2,863,325)
Net decrease in net assets from distributions to shareholders	(755,120)	(2,863,325)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	74	6,450,257
Payments for shares redeemed	(10,252,062)	(2,611,997)
Net increase (decrease) in net assets from shares of beneficial interest	(10,251,988)	3,838,260

TOTAL DECREASE IN NET ASSETS	(7,229,902)	(3,207,768)

NET ASSETS
Beginning of Year	33,992,706	37,200,474
End of Year	$26,762,804	$33,992,706

SHARE ACTIVITY
Shares Sold	—	250,000
Shares Redeemed	(400,000)	(100,000)
Net increase from share activity	(400,000)	150,000

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31	October 31	October 31	October 31	October 31
	2023	2022	2021	2020	2019

Net asset value, beginning of year	$22.66	$27.56	$19.48	$22.88	$22.38
Activity from investment operations:
Net investment income (a)	0.51	0.56	0.48	0.52	0.58
Net realized and unrealized gain (loss) on investments (b)	1.68	(3.44)	8.13	(3.39)	0.44
Total gain (loss) from investment operations	2.19	(2.88)	8.61	(2.87)	1.02
Less distributions from:
Net investment income	(0.52)	(0.55)	(0.53)	(0.53)	(0.52)
Net realized gains	—	(1.47)	—	—	—
Total distributions	(0.52)	(2.02)	(0.53)	(0.53)	(0.52)
Net asset value, end of year	$24.33	$22.66	$27.56	$19.48	$22.88
Market price, end of year	$24.14	$22.70	$27.55	$19.62	$22.81
Total return (c)(d)	9.60%	(11.17)%	44.42%	(12.75)%	4.73	% (j)
Market price total return	8.55%	(10.99)%	43.33%	(11.86)%	3.78%
Net assets, end of year (000s)	$26,763	$33,993	$37,200	$15,581	$5,719
Ratio of gross expenses to average net assets (e)(f)	1.11%	1.16%	1.59%	2.90%	4.29%
Ratio of net expenses to average net assets (f)(g)	0.67%	0.67%	0.61%	0.47%	0.47%
Ratio of net investment income to average net assets (f)(h)	2.06%	2.25%	1.85%	2.52%	2.65%
Portfolio Turnover Rate (i)	82%	93%	105%	134%	116%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the Statement of Operations due to the share transactions for the year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Does not include the expenses of other investments companies in which the Fund Invests.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(j)	During the year ended October 31, 2019, 0.17% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.56%.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

(1)	ORGANIZATION

The Affinity World Leaders Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Total Return Index (the “TRSAWL Index” or the “Index”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$26,559,529	$—	$—	$26,559,529
Total	$26,559,529	$—	$—	$26,559,529

The Fund did not hold any Level 2 or 3 securities during the fiscal year.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2020 through October 31, 2022, or expected to be taken in the Fund’s October 31, 2023 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $29,080,496 and $28,891,959 respectively, for the Fund. For the year ended October 31, 2023, cost of purchases and proceeds from sales for in-kind transactions, amounted to $0 and $10,254,051 respectively, for the Fund.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual rate of 0.47% of its average daily net assets. For year ended October 31, 2023 the Adviser earned $169,059 in investment management fees.

The Adviser has engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Affinity”) to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2024 to ensure that total annual

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. The expense limit in effect prior to its expiration on February 28, 2021 was 0.47%. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Adviser and the Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly.

For the year ended October 31, 2023, the Adviser waived fees and reimbursed expenses of the Fund in the amount of $158,154. The Adviser can recoup waived and reimbursed expenses of $201,860 until October 31, 2024, $174,842 until October 31, 2025 and $158,154 until until October 31, 2026, pursuant to the Agreement. For the year ended October 31, 2023, the Adviser did not recoup any fees that had been reimbursed in previous years.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) .. Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

(6)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, cybersecurity risk, equity risk, ETF structure risk, fluctuation of NAV risk, foreign (non – U.S.) investments risk, gap risk, geographic and sector risk, index risk, index tracking error risk, industry concentration risk, management risk, market capitalization risk, market events risk, market risk, portfolio turnover risk and volatility risk.

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issues change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk : Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the TRSAWL Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the TRSAWL Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the TRSAWL Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the TRSAWL Index. The Index Provider relies on third party data it believes to be reliable in constructing the TRSAWL Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the TRSAWL Index. In addition, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. Also, the Fund may not be fully invested in the securities of the TRSAWL Index at all times, may deviate from the relative weightings of the TRSAWL Index, or may hold securities not included in the TRSAWL Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnections of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,337,329 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Gross unrealized appreciation	$2,508,634
Gross unrealized depreciation	(1,286,434)
Net unrealized appreciation	$1,222,200

The tax character of fund distributions paid for the years ended October 31, 2023 and October 31, 2022:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$755,120	$2,863,325
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$755,120	$2,863,325

As of October 31, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)*	(Accumulated Deficit)
$164,740	$—	$—	$(3,063,160)	$—	$1,218,789	$(1,679,631)

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for passive foreign investment companies and C-Corporation return of capital distributions.

The unrealized appreciation in the table above includes unrealized foreign currency losses of $3,411.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,063,160	$—	$3,063,160	$1,394,734

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2023 as follows:

Paid In	Accumulated
Capital	Deficit
$1,504,061	$(1,504,061)

(8)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Affinity World Leaders Equity ETF

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Affinity World Leaders Equity ETF (the “Fund”), one of the funds constituting the Two Roads Shared Trust (the “Trust”), including the schedule of investments, as of October 31 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the three years in the period ended October 31, 2021 were audited by other auditors whose report, dated December 28, 2021, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
December 21, 2023

We have served as the auditor of one or more Regent Park Funds, LLC investment companies since 2022.

Affinity World Leaders ETF
EXPENSE EXAMPLES (Unaudited)
October 31, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from May 1, 2023 to October 31, 2023 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	5/1/23	10/31/23	5/1/23-10/31/23*	5/1/23-10/31/23
	$1,000.00	$992.40	$3.36	0.67%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	5/1/23	10/31/23	5/1/23-10/31/23*	5/1/23-10/31/23
	$1,000.00	$1,021.83	$3.41	0.67%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Affinity World Leaders ETF
ADDITIONAL INFORMATION (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021- present)	11	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018); OHA CLO Enhanced Equity II Genpar LLP (since 2021) and Carlyle Credit Income Fund (since September 2023)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	11	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services)(Since 2016)	11	iDirect Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	11	iDirect Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information as of October 31, 2023.

**	As of October 31, 2023, the Trust was comprised of 30 active portfolios managed by nine unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Dynamic Fixed Income ETF, Anfield Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Anfield U.S Equity Sector Rotation ETF, Regents Park Hedged Market Strategy ETF, Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Value ETF, and Foundations Dynamic Income ETF, each of which is advised by the Fund’s Adviser; and Anfield Universal Fixed Income Fund, which is advised by an affiliate of the Fund’s Adviser.

10/31/23 – Two Roads v2

Affinity World Leaders Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2023

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2023.

**	As of October 31, 2023, the Trust was comprised of 30 active portfolios managed by nine unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Dynamic Fixed Income ETF, Anfield Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Anfield U.S Equity Sector Rotation ETF, Regents Park Hedged Market Strategy ETF, Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Value ETF, and Foundations Dynamic Income ETF, each of which is advised by the Fund’s Adviser; and Anfield Universal Fixed Income Fund, which is advised by an affiliate of the Fund’s Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848.

10/31/23 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45245

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AF-AR23

(b)        Not applicable

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(f)       A copy of the code of ethics is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR.

(a)(2) Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2023	2022
Affinity World Leaders Equity ETF	$14,500	$14,500

(b)	Audit-Related Fees – There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

Trust Series	2023	2022
Affinity World Leaders Equity ETF	$4,100	$4,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees – The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2023.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2023 and 2022 are disclosed in (b)-(d) above. There were no services rendered by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)       Not applicable.

(i)          Not applicable.

(j)          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. INVESTMENTS

(a)        Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)	/s/ James Colantino
James Colantino, Principal Executive Officer/President
Date: December 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ James Colantino
James Colantino, Principal Executive Officer/President
Date: December 28, 2023

By (Signature and Title)	/s/ Laura Szalyga
Laura Szalyga, Principal Financial Officer/Treasurer
Date: December 28, 2023